UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6126

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/05

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Pennsylvania Municipal Money Market Fund
Statement of Investments
June 30, 2005 (Unaudited)

	Principal
Tax Exempt Investments--102.2%	Amount ($)		Value ($)

Pennsylvania--102.1%

Allegheny County Hospital Development Authority
VRDN:
Healthcare Facilities Revenue
(Healthcare Dialysis Clinic)
2.29% (LOC; Suntrust Bank)	4,900,000	a	4,900,000
Revenue (Children's Institute of Pittsburgh)
2.60% (LOC; Citizens Bank of Pennsylvania)	5,055,000	a	5,055,000
Allegheny County Industrial Development Authority
VRDN:
Health and Housing Facilities Revenue, Refunding
(Longwood at Oakmont Inc.) 2.33%
(Insured; Radian Bank and Liquidity Facility; Bank
of America)	2,300,000	a	2,300,000
Healthcare Facilities Revenue
(Residential Rental Development)
2.34% (LOC; Wachovia Bank)	1,200,000	a	1,200,000
Industrial Revenue (Sewickley Academy)
2.36% (LOC; PNC Bank)	1,155,000	a	1,155,000
Berks County Industrial Development Authority, Industrial
Revenue, VRDN:
(Beacon Container Corp. Project)
2.44% (LOC; Wachovia Bank)	815,000	a	815,000
(Fleetwood Industries Business Trust)
2.38% (LOC; First Tennessee Bank)	2,445,000	a	2,445,000
(Ram Industries Inc.)
2.45% (LOC; PNC Bank)	2,800,000	a	2,800,000
Bucks County Industrial Development Authority, Revenue
VRDN (Christian Life Center) 2.39%
(LOC; Wachovia Bank)	1,200,000	a	1,200,000
County of Chester, Revenue, VRDN
2.38% (LOC; PNC Bank)	1,600,000	a	1,600,000
Chester County Health and Education Facilities Authority
Retirement Community Revenue, VRDN
(Kendal-Crosslands Communities)
2.32% (LOC; Allied Irish Bank)	10,725,000	a	10,725,000
Chester County Industrial Development Authority
VRDN:
Revenue (Delaware Valley Friends School) 2.34%
(LOC; Wachovia Bank)	410,000	a	410,000
Student Housing Revenue
(University Student Housing LLC Project) 2.32%
(LOC; Citizens Bank of Pennsylvania)	4,000,000	a	4,000,000
Cumberland County Municipal Authority, Revenue, VRDN
(Presbyterian Homes) 2.26% (LOC; KBC Bank)	3,985,000	a	3,985,000
Dauphin County General Authority, Revenue, VRDN
School District Pooled Financing Program II
2.38% (Insured; AMBAC and Liquidity Facility;
Bank of Nova Scotia)	5,000,000	a	5,000,000
Delaware County Authority:
College and University Revenue, Refunding
(Villanova University) 3%, 8/1/2005 (Insured; MBIA)	1,190,000		1,190,837
Healthcare Facilities Revenue (Catholic Health East)
5.25%, 11/15/2005 (Insured; AMBAC)	500,000		505,699

Delaware County Industrial Development Authority, VRDN:
Industrial Revenue (Astra Foods Inc. Project)
2.44% (LOC; Wachovia Bank)	4,000,000	a	4,000,000
PCR:
(BP Oil Inc. Project) 2.29%	1,950,000	a	1,950,000
(Exelon Generation Co.) 2.53%
(LOC; Wachovia Bank)	1,000,000	a	1,000,000
East Hempfield Township Industrial Development Authority
Healthcare Facilities Revenue, VRDN
(The Mennonite Home Project) 2.39%
(LOC; M&T Bank)	2,300,000	a	2,300,000
East Pennsylvania School District
GO Notes 3% (Insured; FSA)	150,000		150,156
Franklin County Industrial Development Authority, Revenue
VRDN:
(James and Donna Martin Project)
2.44% (LOC; Wachovia Bank)	215,000	a	215,000
(Loudon Industries Inc. Project)
2.74% (LOC; M&T Bank)	1,300,000	a	1,300,000

Kutztown Area School District, GO Notes
3%, 3/15/2006 (Insured; FGIC)	250,000		250,986
Lancaster County, GO Notes, VRDN 2.31%
(Insured; FSA and Liquidity Facility; Royal Bank of Canada)	3,000,000	a	3,000,000
Lancaster County Hospital Authority
Healthcare Facilities Revenue, VRDN:
(Lancaster General Hospital Project) 2.43%
(LOC; Fulton Bank)	7,400,000	a	7,400,000
(Quarryville Presbyterian) 2.32%
(LOC; M&T Bank)	4,000,000	a	4,000,000
Lancaster Industrial Development Authority
Industrial Revenue, VRDN (Snavely's Mill Project)
2.48% (LOC; Fulton Bank)	3,240,000	a	3,240,000
Lehigh County, GO Notes 4%, 11/15/2005 (Insured; MBIA)	200,000		200,879
Lehigh County Industrial Development Authority
Industrial Revenue, VRDN (Prior Coated Metals)
2.54% (LOC; Wachovia Bank)	790,000	a	790,000
Lower Moreland Township School District, GO Note
3%, 2/15/2006 (Insured; MBIA)	150,000		150,549
Montgomery County Higher Education and Health Authority
Healthcare Facilities Revenue, VRDN (Philadelphia
Geriatric Center) 2.33% (LOC; Allied Irish Bank)	1,550,000	a	1,550,000
Montgomery County Industrial Development Authority:
CP (Exelon Co. Project):
Electric Revenue:
2.40%, 7/12/2005 (LOC; Wachovia Bank)	7,000,000		7,000,000
2.55%, 8/8/2005 (LOC; Wachovia Bank)	3,650,000		3,650,000
2.48%, 9/8/2005 (LOC; BNP Paribas)	6,000,000		6,000,000
PCR 2.50%, 9/15/2005 (LOC; Banque Nationale DeParis)	5,000,000		5,000,000
Industrial Revenue, VRDN (Recigno Laboratories)
2.44% (LOC; Wachovia Bank)	1,000,000	a	1,000,000
Moon Industrial Development Authority
Community Facilities Revenue, VRDN
(YMCA Greater Pittsburgh Project) 2.31% (LOC; PNC Bank)	1,000,000	a	1,000,000
Neshaminy School District, GO Notes
5.20%, 2/15/2006 (Insured; FGIC)	500,000		508,251
New Kensington Arnold School District, GO Notes
4%, 5/15/2006 (Insured; FSA)	415,000		419,063
North Wales Water Authority, Water Revenue
4.50%, 11/1/2005 (Insured; FGIC)	100,000		100,573
North Hampton County Industrial Development Authority
Industrial Revenue, VRDN:
(Reale Associates Project)
2.44% (LOC; Wachovia Bank)	1,995,000	a	1,995,000
(S & L Plastics Project)
2.44% (LOC; Bank of America)	2,750,000	a	2,750,000
Commonwealth of Pennsylvania:
GO Notes:
5%, 7/1/2005	1,000,000		1,000,000
5%, 11/15/2005 (Insured; AMBAC)	475,000		480,269
Refunding:
5%, 10/1/2005	485,000		488,542
5.375%, 11/15/2005 (Insured; FGIC)	450,000		454,675
VRDN:
GO Notes, Putters Program 2.32%
(Liquidity Facility; JPMorgan Chase Bank)	8,395,000	a	8,395,000
Revenue 2.37% (Liquidity Facility; JPMorgan Chase
Bank)	900,000	a	900,000
Pennsylvania Economic Development Financing Authority
VRDN:
EDR (Premium Molding Project) 2.38% (LOC;
PNC Bank)	1,000,000	a	1,000,000
Exempt Facilities Revenue (York Water Co. Project)
2.38% (Insured; XLCA and Liquidity
Facility; PNC Bank)	4,875,000	a	4,875,000
Industrial Revenue:
(Material Technology and Logistics)
2.39% (LOC; Wachovia Bank)	360,000	a	360,000
(Westrum Harleysville II Project)
2.33% (LOC; FHLB)	1,000,000	a	1,000,000
SWDR (Waste Management Inc.) 2.35%
(Liquidity Facility; Lloyds TSB Bank PLC and
Merrill Lynch)	4,495,000	a	4,495,000
Pennsylvania Higher Educational Facilities Authority:
College and University Revenue:
(Phil College Text and Science)
5.35%, 2/1/2006 (Insured; MBIA)	100,000		101,295
(University of Sciences of Philadelphia)
3%, 11/1/2005 (Insured; XLCA)	615,000		616,632
VRDN:
Refunding (Holy Family University) 2.31%
(LOC; Commerce Bank)	3,625,000	a	3,625,000
(Student Association Housing Project) 2.30%
(LOC; Citizens Bank of Pennsylvania)	5,000,000	a	5,000,000
Student Housing Revenue, VRDN (Washington and
Jefferson Development) 2.32% (LOC; Unicredito
Italiano SPA)	8,000,000	a	8,000,000
Pennsylvania Industrial Development Authority
EDR 5.50%, 7/1/2005 (Insured; AMBAC)	1,605,000		1,605,000
City of Philadelphia, Water and Wastewater Revenue:
5.25%, 8/1/2005 (Insured; AMBAC)	380,000		381,036
6.75%, 8/1/2005 (Insured; MBIA)	1,000,000		1,004,030
VRDN:
2.27% (Insured; AMBAC and Liquidity Facility
KBC Bank)	5,000,000	a	5,000,000
Refunding 2.28% (Insured; FSA and Liquidity Facility
Dexia Credit Locale)	1,000,000	a	1,000,000
Philadelphia Authority for Industrial Development, VRDN:

Healthcare Facilities Revenue (Greater Philadelphia
Health Action) 2.31% (LOC; Commerce Bank)	2,145,000	a	2,145,000
IDR (Rice Associates LP Project) 2.44%
(LOC; Wachovia Bank)	230,000	a	230,000
Philadelphia Hospital Authority, Revenue (United Hospitals
Inc. Project) 10.875%, 7/1/2005	175,000	b	175,000
Philadelphia Hospitals and Higher Education Facilities
Authority, VRDN:
Healthcare Facilities Revenue:
(Children's Hospital)
2.30% (Insured; MBIA and Liquidity Facility
JPMorgan Chase Bank)	1,600,000	a	1,600,000

Refunding (Philadelphia Protestant Home)
2.31% (LOC; Bank of America)	4,000,000	a	4,000,000
HR (Children's Hospital ) 2.30% (Liquidity Facility
Bank of America)	3,400,000	a	3,400,000
Philadelphia Gas Works, Electric Revenue, CP
2.35%, 7/7/2005 (LOC; JPMorgan Chase Bank)	5,000,000		5,000,000
Philadelphia Industrial Development Authority
Healthcare Facilities Revenue, CP (Inglis House Project)
2.70%, 7/6/2005 (LOC; JPMorgan Chase Bank)	2,500,000		2,500,000
Philadelphia Parking Authority, Parking Revenue
5.50%, 9/1/2005 (Insured; AMBAC)	1,400,000		1,407,936
Philadelphia School District, GO Notes, Refunding
5%, 10/1/2005 (Insured; MBIA)	1,115,000		1,123,294
Philipsburg-Osceola Area School District, GO Notes
3%, 10/15/2005 (Insured; FSA)	125,000		125,251
Pittsburgh School District, GO Notes
5%, 9/1/2005 (Insured; FSA)	600,000		602,583
Plum Borough School District, GO Notes:
3%, Series A, 9/15/2005 (Insured; FGIC)	270,000		270,384
3%, Series B, 9/15/2005 (Insured; FGIC)	245,000		245,349
Scranton-Lackawanna Health and Welfare Authority
Healthcare Facilities Revenue, Refunding (Community
Medical Center Project) 5.25% (Insured; MBIA)	1,250,000		1,250,000
Somerset County Hospital Authority, HR, VRDN
(Somerset County Hospital Project) 2.30%
(Insured; Radian Bank and Liquidity Facility;
PNC Bank)	3,130,000	a	3,130,000
Southcentral General Authority, Revenue, VRDN
(Wellspand Health) 2.25% (Insured; AMBAC and
Liquidity Facility; Citibank)	3,000,000	a	3,000,000
State Public School Building Authority, LR
(Clearfield Career and Technology Center)
3%, 9/15/2005 (Insured; XLCA)	200,000		200,285
Telford Industrial Development Authority
Revenue, VRDN (Ridgetop Project)
2.44% (LOC; Bank of America)	4,435,000	a	4,435,000
Tunkhannock Area School District, GO Notes
3%, 7/15/2005 (Insured; XLCA)	100,000		100,018
Uniontown Area School District, GO Notes
3%, 10/1/2005 (Insured; FSA)	630,000		631,020
University of Pittsburgh of the Commonwealth System of
Higher Education, College and University Revenu
3%, 10/14/2005	1,800,000		1,800,863
Venango County Industrial Development Authority, RRR
CP (Scrubgrass Project):
2.72%, Series 1990 A, 7/8/2005 (LOC; Dexia Credit Locale)	3,850,000		3,850,000
2.72%, Series 1990 B, 7/8/2005 (LOC; Dexia Credit Locale)	3,500,000		3,500,000
2.72%, Series 1993, 7/8/2005 (LOC; Dexia Credit Locale)	2,500,000		2,500,000
2.55%, 8/8/2005 (LOC; Dexia Credit Locale)	2,000,000		2,000,000
Westmoreland County Industrial Development Authority
Healthcare Facilities Revenue, Refunding (Westmoreland
Health) 5.10%, 7/1/2005 (Insured; AMBAC)	150,000		150,000
York Redevelopment Authority, Revenue, VRDN
2.64% (LOC; M&T Bank)	3,590,000	a	3,590,000

U.S. Related--.1%
Puerto Rico Aqueduct and Sewer Authority
Sewer Revenue 9%, 7/1/2005	150,000	b	150,000
Puerto Rico Electric Power Authority, Power Revenue
Refunding 6.50%, 7/1/2005 (Insured; MBIA)	150,000		150,000

Total Investments (cost $213,250,455.21)	102.2%		213,250,455

Liabilities, Less Cash and Receivables	(2.2%)		(4,691,930)

Net Assets	100.0%		208,558,525

Summary of Abbreviations

AMBAC	American Municipal Bond Assurance Corporation	LOC	Letter of Credit
CP	Commercial Paper	LR	Lease Revenue
EDR	Economic Development Revenue	MBIA	Municipal Bond Investors Assurance
FGIC	Financial Guaranty Insurance Company		Insurance Corporation
FHLB	Federal Home loan Bank	PCR	Pollution Control Revenue
FSA	Financial Security Assurance	RRR	Resources Recovery Revenue
GO	General Obligation	SWDR Solid Waste Disposal Revenue
HR	Hospital Revenue	TRAN	Tax and Revenue Anticipation Notes
IDR	Industrial Development Revenue	VRDN Variable Rate Demand Note
		XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	80.3
AAA, AA, A c		Aaa, Aa, A c		AAA, AA, A c	10.8
Not Rated d		Not Rated d		Not Rated d	8.9

					100.0

* Based on total investments.
a Securities payable on demand. Variable interest rate-subject to periodic chang
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody's and Standard & Poor's, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND

By:	/s/ Stephen E. Canter

Stephen E. Canter
President
Date:	August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter

Stephen E. Canter
Chief Executive Officer
Date:	August 10, 2005

By:	/s/ James Windels

James Windels
Chief Financial Officer
Date:	August 10, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)